RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS AND BALANCES
24. RELATED PARTY TRANSACTIONS AND BALANCES

Transaction with equity investee

In 2013, the Group entered into an agreement with ZTE9, an equity investee of the Group, to jointly operate IPTV games in China. According to the agreement, the Group pays ZTE9 a royalty fee for providing game contents on IPTV. Net royalty and other service fees related to IPTV business charged by ZTE9 to the Group amounted to RMB7.1 million and RMB5.2 million (US$0.8 million) for the years ended December 31, 2017 and 2018, respectively. The Group provided IPTV related supporting service to ZTE9 of nil and RMB0.2 million (US$0.03 million) for the years ended December 31, 2017 and 2018, respectively. Total amount due to ZTE9 for IPTV business was
RMB2.7 million and RMB5.1 million (US$0.7 million) as of December 31, 2017 and 2018, respectively. The Group lent RMB4.0 million and RMB0.6 million
(US$0.1
million) to ZTE9 to fund its operations in 2017 and 2018, respectively. ZTE9 has repaid RMB1.7 million (US$0.3 million) in 2018. Total amount due from ZTE9 for outstanding loans was
RMB2.1 million and RMB1.0 million (US$0.1 million) as of December 31, 2017 and 2018, respectively.

In 2017, the Group charged service fee to Big Data of RMB0.05 million. In 2018, the service fee charged was
RMB0.05 million
(US$0.01 million), and the outsourcing service fee was
RMB0.4
million (US$0.06 million) of which RMB0.1 million
(US$0.01
million) remained outstanding as of December 31, 2018.

In 2014, the Group entered into a license agreement with System Link, a 50% joint venture of the Group, for publishing and operating Firefall for a five-year term in the PRC. Under this license agreement, System Link is expected to pay Red 5 and Red 5 Singapore a total of no less than US$160.0 million (including license fee and royalties) during the term of the agreement. In 2015, System Link paid US$10.0 million to the Group as license fee. The Group recorded the US$10.0 million as amount due to the related party and was to amortize the amount over the five-year period. System Link has been dormant since the cessation of Firefall in March 2016 and the termination of CrossFire 2 license in November 2017. Red 5 Singapore filed a lawsuit against System Link in 2016. Due to ongoing litigation and non-operation of Firefall, Red 5 was no longer required to render any service to System Link in relation to the operation of Firefall. As such, Red 5 recognized the remaining unamortized license fee as revenue in 2017. The balance due to System Link (non-current) was nil as both of December 31, 2017 and 2018. The Group recognized licensing revenue of RMB13.6 million,
RMB 51.1
million and nil for the years ended December 31, 2016, 2017 and 2018, respectively. Litigation against System Link by Red 5 Singapore is on-going as of December 31, 2018.

Transaction with T3

In 2016, Asian Way entered into a license agreement with T3, an equity investee of the Group, for developing a game using augmented reality (AR) technologies based on the intellectual property relating to the game. Upon commercial launch, Asian Way will share certain percentages of revenues of the game to T3. The game is still under development as of December 31, 2018.

Transaction with Mr. Zhu Jun

Mr. Zhu Jun, the chairman and chief executive officer, provided loans of
RMB73.9 million and RMB11.0 million (US$1.6 million) to the Group in 2017 and 2018, respectively. The loans were interest-free and the outstanding balance of RMB75.2 million and RMB57.1 million (US$8.3 million)
remained as of December 31, 2017 and 2018, respectively.